FAIR VALUE MEASUREMENTS - Intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Growth rate
Unobservable inputs
Terminal growth rate (as a percent)	3.00%
Minimum | Discount rate
Unobservable inputs
Discount rate (as a percent)	15.00%
Maximum | Discount rate
Unobservable inputs
Discount rate (as a percent)	16.00%
Recurring | Significant Unobservable Inputs (Level 3)
FAIR VALUE MEASUREMENTS [Line Items]
Intangible assets	¥ 177,814	¥ 158,870
Recurring | Significant Unobservable Inputs (Level 3) | Growth rate
Unobservable inputs
Terminal growth rate (as a percent)	3.00%	3.00%
Recurring | Significant Unobservable Inputs (Level 3) | Minimum | Royalty rate
Unobservable inputs
Royalty rate (as a percent)	1.00%	1.00%
Recurring | Significant Unobservable Inputs (Level 3) | Minimum | Discount rate
Unobservable inputs
Discount rate (as a percent)	14.80%	14.80%
Recurring | Significant Unobservable Inputs (Level 3) | Maximum | Royalty rate
Unobservable inputs
Royalty rate (as a percent)	7.00%	5.00%
Recurring | Significant Unobservable Inputs (Level 3) | Maximum | Discount rate
Unobservable inputs
Discount rate (as a percent)	16.00%	16.00%